CAPITAL STOCK - Disclosure of detailed information about summary of RSUs (Details) - Restricted share units [Member] - Share	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Outstanding, beginning of period	915,814	645,000
Settled	(716,664)	(123,336)
Repurchased	(251,667)	(130,850)	(117,500)
Cancelled / forfeited	(155,826)
Granted	750,000	525,000	410,000
Outstanding, end of period	541,657	915,814	645,000